HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Communications - 8.2%
Advertising & Marketing - 0.3%
Omnicom Group, Inc. (a)	25,000	$1,577,250

Cable & Satellite - 1.2%
Comcast Corporation - Class A (a)	90,000	2,639,700
Sirius XM Holdings, Inc. (a)	600,000	3,426,000
		6,065,700
Entertainment Content - 0.9%
AMC Networks, Inc. - Class A (a)(b)	80,000	1,624,000
Paramount Global - Class B (a)	90,000	1,713,600
Warner Bros. Discovery, Inc. (a)(b)	137,095	1,576,593
		4,914,193
Internet Media & Services - 3.4%
Alphabet, Inc. - Class C (a)(b)	75,000	7,211,250
CarGurus, Inc. (a)(b)	36,000	510,120
Meta Platforms, Inc. - Class A (a)(b)	30,000	4,070,400
Netflix, Inc. (a)(b)	18,000	4,237,920
Shutterstock, Inc. (a)	30,000	1,505,100
		17,534,790
Publishing & Broadcasting - 1.1%
Entravision Communications Corporation - Class A (a)	25,000	99,250
Gray Television, Inc. (a)	180,000	2,577,600
Nexstar Media Group, Inc. (a)	12,000	2,002,200
TEGNA, Inc. (a)	50,000	1,034,000
		5,713,050
Telecommunications - 1.3%
AT&T, Inc. (a)	30,000	460,200
Lumen Technologies, Inc. (a)	60,000	436,800
Verizon Communications, Inc. (a)	150,000	5,695,500
		6,592,500
Consumer Discretionary - 14.9%
Apparel & Textile Products - 0.3%
Carter's, Inc. (a)	15,000	982,950
Fossil Group, Inc. (a)(b)	28,000	95,760
Movado Group, Inc. (a)	25,000	704,500
		1,783,210
Automotive - 0.6%
BorgWarner, Inc. (a)	45,000	1,413,000
Ford Motor Company (a)	100,000	1,120,000

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.7% (continued)	Shares	Value
Consumer Discretionary - 14.9% (continued)
Automotive - 0.6% (continued)
Harley-Davidson, Inc. (a)	25,000	$872,000
		3,405,000
Consumer Services - 0.7%
Franchise Group, Inc. (a)	15,000	364,500
Graham Holdings Company - Class B (a)	3,000	1,613,940
Perdoceo Education Corporation (a)(b)	25,000	257,500
Stride, Inc. (a)(b)	30,000	1,260,900
		3,496,840
E-Commerce Discretionary - 1.4%
1-800-FLOWERS.COM, Inc. - Class A (a)(b)	75,000	486,750
Amazon.com, Inc. (a)(b)	21,000	2,373,000
Etsy, Inc. (a)(b)	36,000	3,604,680
PetMed Express, Inc. (a)	30,000	585,600
		7,050,030
Home & Office Products - 0.7%
ACCO Brands Corporation (a)	125,000	612,500
Hamilton Beach Brands Holding Company - Class A (a)	50,000	583,500
iRobot Corporation (a)(b)	15,000	844,950
Tempur Sealy International, Inc. (a)	60,000	1,448,400
		3,489,350
Home Construction - 0.6%
Century Communities, Inc. (a)	30,000	1,283,400
Forestar Group, Inc. (a)(b)	35,000	391,650
Taylor Morrison Home Corporation (a)(b)	45,000	1,049,400
TRI Pointe Homes, Inc. (a)(b)	30,000	453,300
		3,177,750
Leisure Facilities & Services - 0.7%
Brinker International, Inc. (a)(b)	60,000	1,498,800
Starbucks Corporation (a)	24,000	2,022,240
		3,521,040
Leisure Products - 0.9%
LCI Industries	6,000	608,760
Mattel, Inc. (b)	15,000	284,100
Thor Industries, Inc. (a)	21,000	1,469,580
Winnebago Industries, Inc. (a)	30,000	1,596,300

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.7% (continued)	Shares	Value
Consumer Discretionary - 14.9% (continued)
Leisure Products - 0.9% (continued)
YETI Holdings, Inc. (a)(b)	30,000	$855,600
		4,814,340
Retail - Discretionary - 8.7%
American Eagle Outfitters, Inc.	90,000	875,700
AutoNation, Inc. (a)(b)	10,000	1,018,700
AutoZone, Inc. (a)(b)	500	1,070,965
Best Buy Company, Inc. (a)	30,000	1,900,200
Big 5 Sporting Goods Corporation (a)	125,000	1,342,500
Buckle, Inc. (The) (a)	120,000	3,799,200
Chico's FAS, Inc. (a)(b)	120,000	580,800
Dick's Sporting Goods, Inc. (a)	45,000	4,708,800
Duluth Holdings, Inc. - Class B (a)(b)	150,000	1,056,000
Express, Inc. (b)	250,000	272,500
Gap, Inc. (The) (a)	15,000	123,150
Genesco, Inc. (a)(b)	25,000	983,000
Hibbett, Inc. (a)	35,000	1,743,350
Home Depot, Inc. (The) (a)	6,000	1,655,640
Kohl's Corporation (a)	75,000	1,886,250
Lowe's Companies, Inc. (a)	9,000	1,690,290
Macy's, Inc. (a)	330,000	5,171,100
MarineMax, Inc. (a)(b)	50,000	1,489,500
Penske Automotive Group, Inc. (a)	10,000	984,300
Sally Beauty Holdings, Inc. (a)(b)	150,000	1,890,000
Tractor Supply Company (a)	6,000	1,115,280
Ulta Beauty, Inc. (a)(b)	12,000	4,814,280
Urban Outfitters, Inc. (a)(b)	60,000	1,179,000
Williams-Sonoma, Inc. (a)	24,000	2,828,400
Zumiez, Inc. (a)(b)	50,000	1,076,500
		45,255,405
Wholesale - Discretionary - 0.3%
Educational Development Corporation	49,300	118,813
LKQ Corporation (a)	30,000	1,414,500
		1,533,313
Consumer Staples - 9.3%
Beverages - 0.5%
National Beverage Corporation (a)	30,000	1,156,200
PepsiCo, Inc. (a)	9,000	1,469,340
		2,625,540

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.7% (continued)	Shares	Value
Consumer Staples - 9.3% (continued)
Food - 3.5%
B&G Foods, Inc. (a)	120,000	$1,978,800
Campbell Soup Company (a)	60,000	2,827,200
General Mills, Inc.	36,000	2,757,960
J.M. Smucker Company (The) (a)	12,000	1,648,920
Kellogg Company (a)	60,000	4,179,600
Kraft Heinz Company (The) (a)	90,000	3,001,500
Phibro Animal Health Corporation - Class A (a)	25,000	332,250
USANA Health Sciences, Inc. (a)(b)	25,000	1,401,250
		18,127,480
Household Products - 0.9%
Clorox Company (The) (a)	5,000	641,950
Colgate-Palmolive Company (a)	36,000	2,529,000
Kimberly-Clark Corporation (a)	15,000	1,688,100
		4,859,050
Retail - Consumer Staples - 3.1%
Albertsons Companies, Inc. - Class A (a)	25,000	621,500
Big Lots, Inc. (a)	45,000	702,450
BJ's Wholesale Club Holdings, Inc. (a)(b)	12,000	873,720
Ingles Markets, Inc. - Class A	36,000	2,851,560
Kroger Company (The) (a)	45,000	1,968,750
Natural Grocers by Vitamin Cottage, Inc. (a)	90,000	971,100
Sprouts Farmers Market, Inc. (a)(b)	195,000	5,411,250
Walgreens Boots Alliance, Inc. (a)	90,000	2,826,000
		16,226,330
Wholesale - Consumer Staples - 1.3%
Andersons, Inc. (The) (a)	75,000	2,327,250
United Natural Foods, Inc. (a)(b)	120,000	4,124,400
		6,451,650
Energy - 3.9%
Oil & Gas Producers - 2.9%
APA Corporation (a)	60,000	2,051,400
California Resources Corporation (a)	75,000	2,882,250
Callon Petroleum Company (a)(b)	45,000	1,575,450
Cheniere Energy Partners, L.P. (a)	18,000	960,480
Continental Resources, Inc. (a)	30,000	2,004,300
Laredo Petroleum, Inc. (a)(b)	36,000	2,262,600
Ovintiv, Inc. (a)	30,000	1,380,000

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.7% (continued)	Shares	Value
Energy - 3.9% (continued)
Oil & Gas Producers - 2.9% (continued)
Range Resources Corporation (a)	30,000	$757,800
SM Energy Company (a)	40,000	1,504,400
		15,378,680
Oil & Gas Services & Equipment - 0.3%
Nabors Industries Ltd. (a)(b)	15,000	1,521,750

Renewable Energy - 0.7%
Canadian Solar, Inc. (a)(b)	75,000	2,793,750
First Solar, Inc. (a)(b)	1,500	198,405
JinkoSolar Holding Company Ltd. - ADR (a)(b)	9,000	498,510
		3,490,665
Financials - 7.3%
Asset Management - 0.6%
Federated Hermes, Inc. (a)	35,000	1,159,200
Invesco Ltd. (a)	150,000	2,055,000
		3,214,200
Banking - 1.5%
Associated Banc-Corp (a)	30,000	602,400
Citizens Financial Group, Inc. (a)	39,850	1,369,246
Customers Bancorp, Inc. (a)(b)	75,000	2,211,000
Hope Bancorp, Inc. (a)	50,000	632,000
Kearny Financial Corporation (a)	75,000	796,500
New York Community Bancorp, Inc. (a)	100,000	853,000
Wells Fargo & Company (a)	25,000	1,005,500
		7,469,646
Institutional Financial Services - 1.2%
Cboe Global Markets, Inc. (a)	18,000	2,112,660
Evercore, Inc. - Class A (a)	25,000	2,056,250
Houlihan Lokey, Inc. (a)	15,000	1,130,700
StoneX Group, Inc. (a)(b)	10,000	829,400
		6,129,010
Insurance - 3.4%
Aflac, Inc. (a)	30,000	1,686,000
Allstate Corporation (The) (a)	24,000	2,988,720
Everest Re Group Ltd. (a)	6,000	1,574,640
Lincoln National Corporation (a)	30,000	1,317,300
Old Republic International Corporation (a)	125,000	2,616,250

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.7% (continued)	Shares	Value
Financials - 7.3% (continued)
Insurance - 3.4% (continued)
Progressive Corporation (The) (a)	9,000	$1,045,890
Prudential Financial, Inc. (a)	36,000	3,088,080
Unum Group (a)	90,000	3,492,000
		17,808,880
Specialty Finance - 0.6%
American Express Company (a)	24,000	3,237,840

Health Care - 17.6%
Biotech & Pharma - 12.0%
AbbVie, Inc. (a)	30,000	4,026,300
Alkermes plc (a)(b)	15,000	334,950
Amgen, Inc. (a)	18,000	4,057,200
Amneal Pharmaceuticals, Inc. (b)	175,000	353,500
Catalyst Pharmaceuticals, Inc. (a)(b)	60,000	769,800
Corcept Therapeutics, Inc. (a)(b)	120,000	3,076,800
CRISPR Therapeutics AG (a)(b)	10,000	653,500
Dynavax Technologies Corporation (b)	75,000	783,000
Editas Medicine, Inc. (a)(b)	10,000	122,400
Eli Lilly & Company	6,000	1,940,100
Exelixis, Inc. (a)(b)	150,000	2,352,000
Gilead Sciences, Inc. (a)	30,000	1,850,700
Halozyme Therapeutics, Inc. (a)(b)	30,000	1,186,200
Incyte Corporation (b)	30,000	1,999,200
Innoviva, Inc. (a)(b)	275,000	3,192,750
Intra-Cellular Therapies, Inc. (b)	15,000	697,950
Ironwood Pharmaceuticals, Inc. (a)(b)	150,000	1,554,000
Jazz Pharmaceuticals plc (a)(b)	12,000	1,599,480
Johnson & Johnson (a)	15,000	2,450,400
Merck & Company, Inc. (a)	30,000	2,583,600
Neurocrine Biosciences, Inc. (a)(b)	30,000	3,186,300
Pfizer, Inc. (a)	120,000	5,251,200
Prothena Corporation plc (a)(b)	15,000	909,450
Regeneron Pharmaceuticals, Inc. (a)(b)	9,000	6,199,830
Rigel Pharmaceuticals, Inc. (b)	150,000	177,000
Sage Therapeutics, Inc. (a)(b)	25,000	979,000
SIGA Technologies, Inc. (a)	30,000	309,000
Supernus Pharmaceuticals, Inc. (a)(b)	120,000	4,062,000
Vanda Pharmaceuticals, Inc. (a)(b)	150,000	1,482,000

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.7% (continued)	Shares	Value
Health Care - 17.6% (continued)
Biotech & Pharma - 12.0% (continued)
Vertex Pharmaceuticals, Inc. (a)(b)	12,000	$3,474,480
Viatris, Inc. (a)	50,000	426,000
		62,040,090
Health Care Facilities & Services - 3.8%
Cigna Corporation (a)	18,000	4,994,460
CVS Health Corporation (a)	36,000	3,433,320
Fulgent Genetics, Inc. (a)(b)	15,000	571,800
HCA Healthcare, Inc. (a)	9,000	1,654,110
Laboratory Corporation of America Holdings (a)	9,000	1,843,290
Patterson Companies, Inc. (a)	75,000	1,801,500
Quest Diagnostics, Inc. (a)	25,000	3,067,250
Universal Health Services, Inc. - Class B (a)	24,000	2,116,320
		19,482,050
Medical Equipment & Devices - 1.8%
Co-Diagnostics, Inc. (b)	35,000	112,350
Hologic, Inc. (a)(b)	45,000	2,903,400
Illumina, Inc. (a)(b)	12,000	2,289,480
Inogen, Inc. (a)(b)	45,000	1,092,600
Meridian Bioscience, Inc. (a)(b)	45,000	1,418,850
QuidelOrtho Corporation (a)(b)	6,000	428,880
Waters Corporation (a)(b)	5,000	1,347,650
		9,593,210
Industrials - 7.1%
Commercial Support Services - 0.6%
ASGN, Inc. (a)(b)	6,000	542,220
H&R Block, Inc. (a)	18,000	765,720
Robert Half International, Inc. (a)	24,000	1,836,000
		3,143,940
Diversified Industrials - 0.2%
3M Company	9,000	994,500

Electrical Equipment - 0.9%
Advanced Energy Industries, Inc.	15,000	1,161,150
Atkore, Inc. (a)(b)	36,000	2,801,160
BWX Technologies, Inc.	15,000	755,550
WidePoint Corporation (b)	109,000	232,170
		4,950,030

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.7% (continued)	Shares	Value
Industrials - 7.1% (continued)
Industrial Intermediate Products - 0.2%
Proto Labs, Inc. (a)(b)	25,000	$910,750

Industrial Support Services - 0.4%
WESCO International, Inc. (a)(b)	18,000	2,148,840

Machinery - 0.2%
Evoqua Water Technologies Corporation (a)(b)	25,000	826,750

Transportation & Logistics - 4.4%
Atlas Air Worldwide Holdings, Inc. (a)(b)	15,000	1,433,550
C.H. Robinson Worldwide, Inc. (a)	45,000	4,333,950
Expeditors International of Washington, Inc. (a)	30,000	2,649,300
FedEx Corporation	30,000	4,454,100
Knight-Swift Transportation Holdings, Inc. (a)	75,000	3,669,750
Landstar System, Inc. (a)	15,000	2,165,550
Matson, Inc. (a)	25,000	1,538,000
United Parcel Service, Inc. - Class B (a)	15,000	2,423,100
		22,667,300
Transportation Equipment - 0.2%
Allison Transmission Holdings, Inc.	30,000	1,012,800

Materials - 7.6%
Chemicals - 2.7%
AdvanSix, Inc. (a)	75,000	2,407,500
Intrepid Potash, Inc. (a)(b)	24,000	949,680
Kronos Worldwide, Inc.	60,000	560,400
LyondellBasell Industries N.V. - Class A (a)	45,000	3,387,600
Mosaic Company (The) (a)	60,000	2,899,800
Valvoline, Inc. (a)	45,000	1,140,300
Westlake Corporation (a)	30,000	2,606,400
		13,951,680
Containers & Packaging - 1.2%
Berry Global Group, Inc. (a)(b)	72,000	3,350,160
Greif, Inc. - Class A (a)	36,000	2,144,520

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.7% (continued)	Shares	Value
Materials - 7.6% (continued)
Containers & Packaging - 1.2% (continued)
International Paper Company	30,000	$951,000
		6,445,680
Forestry, Paper & Wood Products - 0.5%
Boise Cascade Company (a)	45,000	2,675,700

Metals & Mining - 2.8%
Agnico Eagle Mines Ltd. (a)	60,000	2,533,800
AngloGold Ashanti Ltd. - ADR (a)	90,000	1,243,800
Barrick Gold Corporation (a)	240,000	3,720,000
Encore Wire Corporation (a)	18,000	2,079,720
Kinross Gold Corporation (a)	150,000	564,000
Newmont Corporation (a)	75,000	3,152,250
Royal Gold, Inc. (a)	12,000	1,125,840
		14,419,410
Steel - 0.4%
Nucor Corporation	18,000	1,925,820

Real Estate - 0.1%
Real Estate Services - 0.1%
Jones Lang LaSalle, Inc. (a)(b)	2,500	377,675

Technology - 22.0%
Semiconductors - 6.8%
Alpha & Omega Semiconductor Ltd. (a)(b)	60,000	1,845,600
Amkor Technology, Inc. (a)	120,000	2,046,000
Applied Materials, Inc. (a)	30,000	2,457,900
Axcelis Technologies, Inc. (a)(b)	45,000	2,725,200
Broadcom, Inc. (a)	9,000	3,996,090
Cirrus Logic, Inc. (a)(b)	36,000	2,476,800
Intel Corporation (a)	150,000	3,865,500
IPG Photonics Corporation (a)(b)	10,000	843,500
KLA Corporation (a)	12,000	3,631,560
Kulicke & Soffa Industries, Inc. (a)	36,000	1,387,080
MaxLinear, Inc. (a)(b)	15,000	489,300
Micron Technology, Inc.	15,000	751,500
Photronics, Inc. (a)(b)	120,000	1,754,400
Power Integrations, Inc. (a)	12,000	771,840
QUALCOMM, Inc. (a)	45,000	5,084,100

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.7% (continued)	Shares	Value
Technology - 22.0% (continued)
Semiconductors - 6.8% (continued)
Skyworks Solutions, Inc. (a)	12,000	$1,023,240
		35,149,610
Software - 3.9%
Adobe, Inc. (b)	6,000	1,651,200
Akamai Technologies, Inc. (a)(b)	30,000	2,409,600
Ebix, Inc. (a)	85,000	1,612,450
IonQ, Inc (a)(b)	200,000	1,014,000
Microsoft Corporation (a)	9,000	2,096,100
Qualys, Inc. (a)(b)	12,000	1,672,680
Red Violet, Inc. (a)(b)	2,500	43,300
SS&C Technologies Holdings, Inc.	30,000	1,432,500
Tenable Holdings, Inc. (a)(b)	25,000	870,000
VMware, Inc. - Class A (a)	48,000	5,110,080
Ziff Davis, Inc. (a)(b)	35,000	2,396,800
		20,308,710
Technology Hardware - 8.3%
Apple, Inc. (a)	6,000	829,200
Arista Networks, Inc. (a)(b)	24,000	2,709,360
Arrow Electronics, Inc. (a)(b)	9,000	829,710
Ciena Corporation (a)(b)	90,000	3,638,700
Cisco Systems, Inc. (a)	54,000	2,160,000
Clearfield, Inc. (a)(b)	45,000	4,708,800
Dell Technologies, Inc. - Class C (a)	45,000	1,537,650
F5, Inc. (a)(b)	20,000	2,894,600
Fabrinet (a)(b)	9,000	859,050
HP, Inc. (a)	180,000	4,485,600
Jabil, Inc. (a)	25,000	1,442,750
Juniper Networks, Inc. (a)	210,000	5,485,200
Lumentum Holdings, Inc. (b)	9,000	617,130
NetApp, Inc. (a)	45,000	2,783,250
Pitney Bowes, Inc.	120,000	279,600
Seagate Technology Holdings plc (a)	45,000	2,395,350
Super Micro Computer, Inc. (a)(b)	45,000	2,478,150
Turtle Beach Corporation (a)(b)	125,000	852,500
Ubiquiti, Inc. (a)	6,000	1,761,360
		42,747,960
Technology Services - 3.0%
Block, Inc. - Class A (a)(b)	15,000	824,850

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 98.7% (continued)	Shares	Value
Technology - 22.0% (continued)
Technology Services - 3.0% (continued)
Cognizant Technology Solutions Corporation - Class A (a)	90,000	$5,169,600
FactSet Research Systems, Inc. (a)	6,000	2,400,660
Infosys Ltd. - ADR (a)	180,000	3,054,600
Maximus, Inc. (a)	30,000	1,736,100
PayPal Holdings, Inc. (a)(b)	30,000	2,582,100
		15,767,910
Utilities - 0.7%
Electric Utilities - 0.7%
NRG Energy, Inc. (a)	90,000	3,444,300

Total Common Stocks (Cost $598,597,528)		$511,449,197

WARRANTS - 0.0% (c)	Shares	Value
Energy - 0.0% (c)
Oil & Gas Services & Equipment - 0.0% (c)
Nabors Industries Ltd., expires 06/11/2026 (Cost $0)	8,000	$145,200

EXCHANGE-TRADED CALL OPTION CONTRACTS - 0.1%	Contracts	Notional Amount	Value
S&P 500® Index Option, 10/07/2022 at $3,750 (Cost $787,747)	750	$268,921,500	$652,500

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

EXCHANGE-TRADED PUT OPTION CONTRACTS - 2.7%	Contracts	Notional Amount	Value
Russell 2000 Index Option, 10/21/2022 at $1,650	1,250	$208,089,500	$5,862,500
S&P 500® Index Option, 10/21/2022 at $3,600	825	295,813,650	8,142,750
Total Put Option Contracts (Cost $13,953,558)		$503,903,150	$14,005,250

Total Investments at Value - 101.5%
(Cost $613,338,833)			$526,252,147

MONEY MARKET FUNDS - 25.6%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 2.85% (d) (Cost $132,680,412)	132,680,412	$132,680,412

Total Investments and Money Market Funds at Value - 127.1% (Cost $746,019,245)		$658,932,559

Written Call Option Contracts - (27.9%)		(144,658,000)

Other Assets in Excess of Liabilities - 0.8%		4,045,548

Net Assets - 100.0%		$518,320,107

ADR- American Depositary Receipt.

(a)	All or portion of the security is used as collateral to cover written call options. The total value of the securities held as collateral as of September 30, 2022 was $462,982,333.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of September 30, 2022.

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

September 30, 2022 (Unaudited)

EXCHANGE-TRADED WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Amount	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Russell 2000 Index Option	1,150	$191,442,340	$1,200	12/16/2022	$54,590,500
S&P 500® Index Option	750	268,921,500	2,400	12/16/2022	90,067,500
Total Written Call Option Contracts (Premiums received $197,353,266)		$460,363,840			$144,658,000

The average monthly notional value of exchange-traded written call option contracts during the three months ended September 30, 2022 was $462,982,333.

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (Unaudited)

COMMON STOCKS - 74.6%	Shares	Value
Communications - 6.2%
Advertising & Marketing - 0.3%
Omnicom Group, Inc. (a)	1,000	$63,090

Cable & Satellite - 0.9%
Comcast Corporation - Class A (a)	3,000	87,990
Sirius XM Holdings, Inc. (a)	20,000	114,200
		202,190
Entertainment Content - 0.8%
AMC Networks, Inc. - Class A (a)(b)	3,200	64,960
Paramount Global - Class B (a)	3,600	68,544
Warner Bros. Discovery, Inc. (a)(b)	5,483	63,055
		196,559
Internet Media & Services - 2.5%
Alphabet, Inc. - Class C (a)(b)	2,500	240,375
CarGurus, Inc. (a)(b)	1,200	17,004
Meta Platforms, Inc. - Class A (a)(b)	1,000	135,680
Netflix, Inc. (a)(b)	600	141,264
Shutterstock, Inc. (a)	1,000	50,170
		584,493
Publishing & Broadcasting - 0.8%
Entravision Communications Corporation - Class A (a)	1,000	3,970
Gray Television, Inc. (a)	6,000	85,920
Nexstar Media Group, Inc. (a)	400	66,740
TEGNA, Inc. (a)	2,000	41,360
		197,990
Telecommunications - 0.9%
AT&T, Inc. (a)	1,000	15,340
Lumen Technologies, Inc. (a)	2,000	14,560
Verizon Communications, Inc. (a)	5,000	189,850
		219,750
Consumer Discretionary - 11.5%
Apparel & Textile Products - 0.3%
Carter's, Inc. (a)	500	32,765
Fossil Group, Inc. (a)(b)	800	2,736
Movado Group, Inc. (a)	1,000	28,180
		63,681
Automotive - 0.5%
BorgWarner, Inc.	1,500	47,100
Ford Motor Company (a)	4,000	44,800

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 74.6% (continued)	Shares	Value
Consumer Discretionary - 11.5% (continued)
Automotive - 0.5% (continued)
Harley-Davidson, Inc. (a)	1,000	$34,880
		126,780
Consumer Services - 0.5%
Franchise Group, Inc. (a)	500	12,150
Graham Holdings Company - Class B (a)	100	53,798
Perdoceo Education Corporation (a)(b)	1,000	10,300
Stride, Inc. (a)(b)	1,000	42,030
		118,278
E-Commerce Discretionary - 1.0%
1-800-FLOWERS.COM, Inc. - Class A (b)	3,000	19,470
Amazon.com, Inc. (b)	700	79,100
Etsy, Inc. (a)(b)	1,200	120,156
PetMed Express, Inc.	1,000	19,520
		238,246
Home & Office Products - 0.5%
ACCO Brands Corporation (a)	5,000	24,500
Hamilton Beach Brands Holding Company - Class A (a)	2,000	23,340
iRobot Corporation (a)(b)	500	28,165
Tempur Sealy International, Inc. (a)	2,400	57,936
		133,941
Home Construction - 0.4%
Century Communities, Inc. (a)	1,000	42,780
Forestar Group, Inc. (a)(b)	1,000	11,190
Taylor Morrison Home Corporation (a)(b)	1,500	34,980
TRI Pointe Homes, Inc. (a)(b)	1,000	15,110
		104,060
Leisure Facilities & Services - 0.5%
Brinker International, Inc. (a)(b)	2,000	49,960
Starbucks Corporation (a)	800	67,408
		117,368
Leisure Products - 0.7%
LCI Industries	200	20,292
Mattel, Inc. (b)	500	9,470
Thor Industries, Inc. (a)	700	48,986
Winnebago Industries, Inc. (a)	1,000	53,210

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 74.6% (continued)	Shares	Value
Consumer Discretionary - 11.5% (continued)
Leisure Products - 0.7% (continued)
YETI Holdings, Inc. (a)(b)	1,200	$34,224
		166,182
Retail - Discretionary - 6.7%
American Eagle Outfitters, Inc.	3,000	29,190
AutoNation, Inc. (a)(b)	400	40,748
AutoZone, Inc. (a)(b)	20	42,839
Best Buy Company, Inc. (a)	1,000	63,340
Big 5 Sporting Goods Corporation (a)	5,000	53,700
Buckle, Inc. (The) (a)	4,000	126,640
Chico's FAS, Inc. (a)(b)	3,000	14,520
Dick's Sporting Goods, Inc. (a)	1,500	156,960
Duluth Holdings, Inc. - Class B (a)(b)	6,000	42,240
Express, Inc. (b)	10,000	10,900
Gap, Inc. (The) (a)	500	4,105
Genesco, Inc. (a)(b)	1,000	39,320
Hibbett, Inc. (a)	1,400	69,734
Home Depot, Inc. (The) (a)	200	55,188
Kohl's Corporation (a)	2,500	62,875
Lowe's Companies, Inc. (a)	300	56,343
Macy's, Inc. (a)	11,000	172,370
MarineMax, Inc. (a)(b)	2,000	59,580
Penske Automotive Group, Inc. (a)	400	39,372
Sally Beauty Holdings, Inc. (a)(b)	6,000	75,600
Tractor Supply Company (a)	200	37,176
Ulta Beauty, Inc. (a)(b)	400	160,476
Urban Outfitters, Inc. (a)(b)	2,000	39,300
Williams-Sonoma, Inc. (a)	800	94,280
Zumiez, Inc. (a)(b)	2,000	43,060
		1,589,856
Wholesale - Discretionary - 0.2%
Educational Development Corporation	1,700	4,097
LKQ Corporation (a)	1,000	47,150
		51,247
Consumer Staples - 7.0%
Beverages - 0.4%
National Beverage Corporation (a)	1,000	38,540
PepsiCo, Inc. (a)	300	48,978
		87,518

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 74.6% (continued)	Shares	Value
Consumer Staples - 7.0% (continued)
Food - 2.6%
B&G Foods, Inc. (a)	4,000	$65,960
Campbell Soup Company (a)	2,200	103,664
General Mills, Inc.	1,200	91,932
J.M. Smucker Company (The) (a)	400	54,964
Kellogg Company (a)	2,000	139,320
Kraft Heinz Company (The) (a)	3,000	100,050
Phibro Animal Health Corporation - Class A (a)	1,000	13,290
USANA Health Sciences, Inc. (a)(b)	1,000	56,050
		625,230
Household Products - 0.7%
Clorox Company (The) (a)	200	25,678
Colgate-Palmolive Company (a)	1,200	84,300
Kimberly-Clark Corporation (a)	500	56,270
		166,248
Retail - Consumer Staples - 2.3%
Albertsons Companies, Inc. - Class A	1,000	24,860
Big Lots, Inc. (a)	1,500	23,415
BJ's Wholesale Club Holdings, Inc. (b)	400	29,124
Ingles Markets, Inc. - Class A	1,300	102,973
Kroger Company (The) (a)	1,500	65,625
Natural Grocers by Vitamin Cottage, Inc. (a)	3,000	32,370
Sprouts Farmers Market, Inc. (a)(b)	6,500	180,375
Walgreens Boots Alliance, Inc. (a)	3,000	94,200
		552,942
Wholesale - Consumer Staples - 1.0%
Andersons, Inc. (The) (a)	3,000	93,090
United Natural Foods, Inc. (a)(b)	4,000	137,480
		230,570
Energy - 2.9%
Oil & Gas Producers - 2.2%
APA Corporation	2,000	68,380
California Resources Corporation (a)	2,500	96,075
Callon Petroleum Company (b)	1,500	52,515
Cheniere Energy Partners, L.P.	600	32,016
Continental Resources, Inc. (a)	1,200	80,172
Laredo Petroleum, Inc. (a)(b)	1,200	75,420
Ovintiv, Inc. (a)	1,000	46,000

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 74.6% (continued)	Shares	Value
Energy - 2.9% (continued)
Oil & Gas Producers - 2.2% (continued)
Range Resources Corporation (a)	1,000	$25,260
SM Energy Company (a)	1,600	60,176
		536,014
Oil & Gas Services & Equipment - 0.2%
Nabors Industries Ltd. (a)(b)	400	40,580

Renewable Energy - 0.5%
Canadian Solar, Inc. (a)(b)	2,500	93,125
First Solar, Inc. (a)(b)	50	6,614
JinkoSolar Holding Company Ltd. - ADR (a)(b)	300	16,617
		116,356
Financials - 5.7%
Asset Management - 0.5%
Federated Hermes, Inc. (a)	1,400	46,368
Invesco Ltd. (a)	5,000	68,500
		114,868
Banking - 1.2%
Associated Banc-Corp (a)	1,000	20,080
Citizens Financial Group, Inc. (a)	1,594	54,770
Customers Bancorp, Inc. (b)	2,500	73,700
Hope Bancorp, Inc. (a)	2,000	25,280
Kearny Financial Corporation (a)	3,000	31,860
New York Community Bancorp, Inc. (a)	4,000	34,120
Wells Fargo & Company (a)	1,000	40,220
		280,030
Institutional Financial Services - 0.9%
Cboe Global Markets, Inc. (a)	600	70,422
Evercore, Inc. - Class A (a)	1,000	82,250
Houlihan Lokey, Inc. (a)	500	37,690
StoneX Group, Inc. (a)(b)	400	33,176
		223,538
Insurance - 2.6%
Aflac, Inc. (a)	1,000	56,200
Allstate Corporation (The) (a)	800	99,624
Everest Re Group Ltd. (a)	200	52,488
Lincoln National Corporation (a)	1,000	43,910
Old Republic International Corporation (a)	5,000	104,650

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 74.6% (continued)	Shares	Value
Financials - 5.7% (continued)
Insurance - 2.6% (continued)
Progressive Corporation (The) (a)	300	$34,863
Prudential Financial, Inc. (a)	1,200	102,936
Unum Group (a)	3,000	116,400
		611,071
Specialty Finance - 0.5%
American Express Company (a)	800	107,928

Health Care - 13.3%
Biotech & Pharma - 9.1%
AbbVie, Inc. (a)	1,000	134,210
Alkermes plc (a)(b)	500	11,165
Amgen, Inc. (a)	600	135,240
Amneal Pharmaceuticals, Inc. (b)	5,000	10,100
Catalyst Pharmaceuticals, Inc. (b)	2,000	25,660
Corcept Therapeutics, Inc. (a)(b)	4,000	102,560
CRISPR Therapeutics AG (a)(b)	400	26,140
Dynavax Technologies Corporation (b)	2,500	26,100
Editas Medicine, Inc. (a)(b)	400	4,896
Eli Lilly & Company	200	64,670
Exelixis, Inc. (a)(b)	5,000	78,400
Gilead Sciences, Inc. (a)	1,200	74,028
Halozyme Therapeutics, Inc. (a)(b)	1,000	39,540
Incyte Corporation (b)	1,000	66,640
Innoviva, Inc. (a)(b)	10,000	116,100
Intra-Cellular Therapies, Inc. (b)	500	23,265
Ironwood Pharmaceuticals, Inc. (a)(b)	6,000	62,160
Jazz Pharmaceuticals plc (a)(b)	400	53,316
Johnson & Johnson (a)	500	81,680
Merck & Company, Inc. (a)	1,000	86,120
Neurocrine Biosciences, Inc. (a)(b)	1,200	127,452
Pfizer, Inc. (a)	4,000	175,040
Prothena Corporation plc (a)(b)	600	36,378
Regeneron Pharmaceuticals, Inc. (a)(b)	300	206,661
Rigel Pharmaceuticals, Inc. (b)	6,000	7,080
Sage Therapeutics, Inc. (a)(b)	1,000	39,160
SIGA Technologies, Inc. (a)	1,000	10,300
Supernus Pharmaceuticals, Inc. (a)(b)	4,000	135,400
Vanda Pharmaceuticals, Inc. (a)(b)	6,000	59,280

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 74.6% (continued)	Shares	Value
Health Care - 13.3% (continued)
Biotech & Pharma - 9.1% (continued)
Vertex Pharmaceuticals, Inc. (a)(b)	400	$115,816
Viatris, Inc. (a)	2,000	17,040
		2,151,597
Health Care Facilities & Services - 2.8%
Cigna Corporation (a)	600	166,482
CVS Health Corporation (a)	1,200	114,444
Fulgent Genetics, Inc. (a) (b)	500	19,060
HCA Healthcare, Inc. (a)	300	55,137
Laboratory Corporation of America Holdings (a)	300	61,443
Patterson Companies, Inc.	2,500	60,050
Quest Diagnostics, Inc. (a)	1,000	122,690
Universal Health Services, Inc. - Class B (a)	800	70,544
		669,850
Medical Equipment & Devices - 1.4%
Co-Diagnostics, Inc. (b)	1,000	3,210
Hologic, Inc. (a)(b)	1,500	96,780
Illumina, Inc. (a)(b)	400	76,316
Inogen, Inc. (a)(b)	1,500	36,420
Meridian Bioscience, Inc. (a)(b)	1,500	47,295
QuidelOrtho Corporation (a)(b)	200	14,296
Waters Corporation (a)(b)	200	53,906
		328,223
Industrials - 5.3%
Commercial Support Services - 0.5%
ASGN, Inc. (b)	200	18,074
H&R Block, Inc. (a)	600	25,524
Robert Half International, Inc. (a)	800	61,200
		104,798
Diversified Industrials - 0.1%
3M Company	300	33,150

Electrical Equipment - 0.7%
Advanced Energy Industries, Inc.	500	38,705
Atkore, Inc. (a)(b)	1,200	93,372
BWX Technologies, Inc.	500	25,185
WidePoint Corporation (b)	800	1,704
		158,966

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 74.6% (continued)	Shares	Value
Industrials - 5.3% (continued)
Industrial Intermediate Products - 0.2%
Proto Labs, Inc. (a)(b)	1,000	$36,430

Industrial Support Services - 0.3%
WESCO International, Inc. (a)(b)	600	71,628

Machinery - 0.1%
Evoqua Water Technologies Corporation (a)(b)	1,000	33,070

Transportation & Logistics - 3.3%
Atlas Air Worldwide Holdings, Inc. (a)(b)	500	47,785
C.H. Robinson Worldwide, Inc. (a)	1,500	144,465
Expeditors International of Washington, Inc. (a)	1,000	88,310
FedEx Corporation	1,000	148,470
Knight-Swift Transportation Holdings, Inc. (a)	2,500	122,325
Landstar System, Inc. (a)	600	86,622
Matson, Inc. (a)	1,000	61,520
United Parcel Service, Inc. - Class B (a)	500	80,770
		780,267
Transportation Equipment - 0.1%
Allison Transmission Holdings, Inc.	1,000	33,760

Materials - 5.6%
Chemicals - 2.0%
AdvanSix, Inc. (a)	2,500	80,250
Intrepid Potash, Inc. (a)(b)	800	31,656
Kronos Worldwide, Inc.	2,000	18,680
LyondellBasell Industries N.V. - Class A (a)	1,500	112,920
Mosaic Company (The) (a)	2,000	96,660
Valvoline, Inc. (a)	1,500	38,010
Westlake Corporation (a)	1,000	86,880
		465,056
Containers & Packaging - 0.9%
Berry Global Group, Inc. (a)(b)	2,400	111,672
Greif, Inc. - Class A (a)	1,200	71,484

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 74.6% (continued)	Shares	Value
Materials - 5.6% (continued)
Containers & Packaging - 0.9% (continued)
International Paper Company	1,000	$31,700
		214,856
Forestry, Paper & Wood Products - 0.4%
Boise Cascade Company (a)	1,500	89,190

Metals & Mining - 2.0%
Agnico Eagle Mines Ltd. (a)	2,000	84,460
AngloGold Ashanti Ltd. - ADR (a)	3,000	41,460
Barrick Gold Corporation (a)	8,000	124,000
Encore Wire Corporation (a)	600	69,324
Kinross Gold Corporation (a)	6,000	22,560
Newmont Corporation (a)	2,500	105,075
Royal Gold, Inc. (a)	400	37,528
		484,407
Steel - 0.3%
Nucor Corporation	600	64,194

Real Estate - 0.1%
Real Estate Services - 0.1%
Jones Lang LaSalle, Inc. (a)(b)	100	15,107

Technology - 16.5%
Semiconductors - 5.0%
Alpha & Omega Semiconductor Ltd. (a)(b)	2,000	61,520
Amkor Technology, Inc. (a)	4,000	68,200
Applied Materials, Inc. (a)	1,000	81,930
Axcelis Technologies, Inc. (a)(b)	1,500	90,840
Broadcom, Inc. (a)	300	133,203
Cirrus Logic, Inc. (a)(b)	1,200	82,560
Intel Corporation (a)	5,000	128,850
IPG Photonics Corporation (a)(b)	400	33,740
KLA Corporation (a)	400	121,052
Kulicke & Soffa Industries, Inc. (a)	1,200	46,236
MaxLinear, Inc. (b)	500	16,310
Micron Technology, Inc.	500	25,050
Photronics, Inc. (a)(b)	4,000	58,480
Power Integrations, Inc.	400	25,728
QUALCOMM, Inc. (a)	1,500	169,470

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 74.7% (continued)	Shares	Value
Technology - 16.5% (continued)
Semiconductors - 5.0% (continued)
Skyworks Solutions, Inc. (a)	400	$34,108
		1,177,277
Software - 3.1%
Adobe, Inc. (b)	200	55,040
Akamai Technologies, Inc. (a)(b)	1,200	96,384
Ebix, Inc. (a)	3,400	64,498
IonQ, Inc (a)(b)	8,000	40,560
Microsoft Corporation	300	69,870
Qualys, Inc. (a)(b)	400	55,756
Red Violet, Inc. (b)	100	1,732
SS&C Technologies Holdings, Inc.	1,000	47,750
Tenable Holdings, Inc. (a)(b)	1,000	34,800
VMware, Inc. - Class A (a)	1,600	170,336
Ziff Davis, Inc. (a)(b)	1,400	95,872
		732,598
Technology Hardware - 6.2%
Apple, Inc. (a)	200	27,640
Arista Networks, Inc. (a)(b)	800	90,312
Arrow Electronics, Inc. (b)	300	27,657
Ciena Corporation (a)(b)	3,000	121,290
Cisco Systems, Inc. (a)	1,800	72,000
Clearfield, Inc. (a)(b)	1,500	156,960
Dell Technologies, Inc. - Class C (a)	1,500	51,255
F5, Inc. (a)(b)	750	108,548
Fabrinet (a)(b)	300	28,635
HP, Inc. (a)	6,000	149,520
Jabil, Inc. (a)	1,000	57,710
Juniper Networks, Inc. (a)	7,000	182,839
Lumentum Holdings, Inc. (b)	300	20,571
NetApp, Inc. (a)	1,500	92,775
Pitney Bowes, Inc.	4,000	9,320
Seagate Technology Holdings plc (a)	1,500	79,845
Super Micro Computer, Inc. (a)(b)	1,500	82,605
Turtle Beach Corporation (a)(b)	5,000	34,100
Ubiquiti, Inc. (a)	200	58,712
		1,452,294
Technology Services - 2.2%
Block, Inc. - Class A (a)(b)	500	27,495
Cognizant Technology Solutions Corporation - Class A (a)	3,000	172,320

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 74.6% (continued)	Shares	Value
Technology - 16.5% (continued)
Technology Services - 2.2% (continued)
FactSet Research Systems, Inc. (a)	200	$80,022
Infosys Ltd. - ADR (a)	6,000	101,820
Maximus, Inc. (a)	1,000	57,870
PayPal Holdings, Inc. (a)(b)	1,000	86,070
		525,597
Utilities - 0.5%
Electric Utilities - 0.5%
NRG Energy, Inc. (a)	3,000	114,810

Total Common Stocks (Cost $20,883,336)		$17,603,729

U.S. TREASURY OBLIGATIONS - 14.3%	Par Value	Value
U.S. Treasury Bills (c) - 4.2%
3.359%, due 01/19/2023	$1,000,000	$989,961

U.S. Treasury Inflation-Protected Notes - 6.6%
0.500%, due 04/15/2024	500,000	571,173
0.125%, due 04/15/2027	500,000	484,177
0.125%, due 01/15/2031	569,070	496,882
		1,552,232
U.S. Treasury Notes - 3.5%
1.500%, due 01/31/2027	500,000	448,418
0.625%, due 08/15/2030	500,000	391,855
		840,273

Total U.S. Treasury Obligations (Cost $3,674,321)		$3,382,466

WARRANTS - 0.0% (d)	Shares	Value
Energy - 0.0% (d)
Oil & Gas Services & Equipment - 0.0% (d)
Nabors Industries Ltd., expires 06/11/2026 (Cost $0)	240	$4,356

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

EXCHANGE-TRADED PUT OPTION CONTRACTS - 3.1%	Contracts	Notional Amount	Value
Russell 2000 Index Option, 12/16/2022 at $1,600	41	$6,825,336	$290,280
S&P 500® Index Option, 12/16/2022 at $3,600	25	8,964,050	440,250
Total Put Option Contracts (Cost $359,098)		$15,789,386	$730,530

Total Investments at Value - 92.0% (Cost $24,916,755)			$21,721,081

MONEY MARKET FUNDS - 14.3%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 2.85% (e) (Cost $3,381,924)	3,381,924	$3,381,924

Total Investments and Money Market Funds at Value - 106.3% (Cost $28,298,679)		$25,103,005

Written Call Option Contracts - (4.3%)		(1,025,840)

Liabilities in Excess of Other Assets - (2.0%)		(473,107)

Net Assets - 100.0%		$23,604,058

ADR - American Depositary Receipt

(a)	All or portion of the security is used as collateral to cover written call options. The total value of the securities held as collateral as of September 30, 2022 was $15,896,778.
(b)	Non-income producing security.
(c)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the 7-day effective yield as of September 30, 2022.

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

September 30, 2022 (Unaudited)

EXCHANGE-TRADED WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Amount	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Russell 2000 Index Option	41	$6,825,336	$1,600	12/16/2022	$573,590
S&P 500® Index Option	25	8,964,050	3,600	12/16/2022	452,250
Total Written Call Option Contracts (Premiums received $2,476,624)		$15,789,386			$1,025,840

The average monthly notional value of exchange-traded written call option contracts during the three months ended September 30, 2022 was $15,896,778.

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (Unaudited)

COMMON STOCKS - 18.6%	Shares	Value
Energy - 3.7%
Oil & Gas Producers - 3.7%
Callon Petroleum Company (a)	45,000	$1,575,450
Cheniere Energy Partners, L.P.	20,000	1,067,200
Continental Resources, Inc.	25,000	1,670,250
DT Midstream, Inc.	500	25,945
Laredo Petroleum, Inc. (a)	36,000	2,262,600
Range Resources Corporation	30,000	757,800
SM Energy Company	40,000	1,504,400
		8,863,645
Industrials - 0.3%
Electrical Equipment - 0.3%
BWX Technologies, Inc.	15,000	755,550

Materials - 12.6%
Construction Materials - 0.4%
MDU Resources Group, Inc.	35,000	957,250

Metals & Mining - 12.2%
Agnico Eagle Mines Ltd.	120,000	5,067,600
Alamos Gold, Inc. - Class A	75,000	555,750
AngloGold Ashanti Ltd. - ADR	180,000	2,487,600
B2Gold Corporation	400,000	1,288,000
Barrick Gold Corporation	480,000	7,440,000
Coeur Mining, Inc. (a)	100,000	342,000
Compania de Minas Buenaventura S.A.A. - ADR	50,000	336,500
Kinross Gold Corporation	300,000	1,128,000
Newmont Corporation	150,000	6,304,500
Pan American Silver Corporation	25,000	397,000
Royal Gold, Inc.	24,000	2,251,680
Wheaton Precious Metals Corporation	25,000	809,000
Yamana Gold, Inc.	125,000	566,250
		28,973,880
Utilities - 2.0%
Electric Utilities - 1.6%
AES Corporation (The)	1,000	22,600
ALLETE, Inc.	1,000	50,050
Ameren Corporation	100	8,055

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 18.6% (continued)	Shares	Value
Utilities - 2.0% (continued)
Electric Utilities - 1.6% (continued)
American Electric Power Company, Inc.	100	$8,645
Avangrid, Inc.	1,000	41,700
Avista Corporation	1,000	37,050
Black Hills Corporation	500	33,865
Consolidated Edison, Inc.	1,000	85,760
Dominion Energy, Inc.	500	34,555
DTE Energy Company	100	11,505
Duke Energy Corporation	500	46,510
Edison International	500	28,290
Entergy Corporation	500	50,315
Exelon Corporation	1,000	37,460
FirstEnergy Corporation	1,000	37,000
Hawaiian Electric Industries, Inc.	1,000	34,660
NorthWestern Corporation	1,000	49,280
NRG Energy, Inc.	75,000	2,870,250
Otter Tail Corporation	1,000	61,520
Pinnacle West Capital Corporation	1,000	64,510
Portland General Electric Company	1,000	43,460
PPL Corporation	1,000	25,350
Public Service Enterprise Group, Inc.	500	28,115
Southern Company (The)	500	34,000
		3,744,505
Gas & Water Utilities - 0.4%
Global Water Resources, Inc.	1,000	11,730
UGI Corporation	30,000	969,900
		981,630

Total Common Stocks (Cost $52,236,840)		$44,276,460

EXCHANGE-TRADED FUNDS - 2.5%	Shares	Value
Invesco CurrencyShares British Pound Sterling Trust (a)	20,000	$2,145,656
Invesco CurrencyShares Euro Currency Trust (a)	25,000	2,261,000
Invesco CurrencyShares Japanese Yen Trust (a)	25,000	1,615,250
Total Exchange-Traded Funds (Cost $6,723,234)		$6,021,906

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (continued)

U.S. TREASURY OBLIGATIONS - 68.7%	Par Value	Value
U.S. Treasury Bills (b) - 10.3%
3.886%, due 03/30/2023	$25,000,000	$24,530,275

U.S. Treasury Inflation-Protected Notes - 23.3%
0.500%, due 04/15/2024	10,000,000	11,423,451
0.125%, due 04/15/2027	10,000,000	9,683,542
2.500%, due 01/15/2029	13,799,600	14,280,458
0.125%, due 01/15/2030	11,515,600	10,185,803
0.125%, due 01/15/2031	11,381,400	9,937,646
		55,510,900
U.S. Treasury Notes - 35.1%
2.000%, due 05/31/2024	25,000,000	24,087,891
1.375%, due 01/31/2025	15,000,000	14,054,883
2.125%, due 05/31/2026	10,000,000	9,303,906
1.500%, due 08/15/2026	25,000,000	22,625,976
1.500%, due 01/31/2027	5,000,000	4,484,180
2.250%, due 11/15/2027	10,000,000	9,158,984
		83,715,820

Total U.S. Treasury Obligations (Cost $173,164,606)		$163,756,995

WARRANTS - 0.0% (c)	Shares	Value
Energy - 0.0% (c)
Oil & Gas Services & Equipment - 0.0% (c)
Nabors Industries Ltd., expires 06/11/2026 (Cost $0)	8,000	$145,200

Total Investments at Value - 89.8% (Cost $232,124,680)		$214,200,561

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 10.3%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 2.85% (d) (Cost $24,484,121)	24,484,121	$24,484,121

Total Investments and Money Market Funds at Value - 100.1% (Cost $256,608,801)		$238,684,682

Liabilities in Excess of Other Assets - (0.1%)		(238,909)

Net Assets - 100.0%		$238,445,773

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of September 30, 2022.

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (Unaudited)

COMMON STOCKS - 85.5%	Shares	Value
Australia - 5.6%
Accent Group Ltd.	52,000	$42,539
Aurizon Holdings Ltd.	20,000	44,229
Australian Clinical Labs Ltd.	20,000	45,205
BHP Group Ltd.	3,000	74,568
Harvey Norman Holdings Ltd.	24,000	62,081
IPH Ltd.	10,000	60,842
IRESS Ltd.	9,000	51,322
JB Hi-Fi Ltd.	3,800	91,953
Sandfire Resources Ltd.	10,000	23,890
SG Fleet Group Ltd.	32,000	41,085
SmartGroup Corporation Ltd.	10,000	31,982
Sonic Healthcare Ltd.	2,000	39,007
Strabag SE	2,000	75,649
Super Retail Group Ltd.	15,000	85,299
		769,651
Austria - 1.1%
OMV AG	1,200	43,426
Semperit AG Holding	1,500	25,169
Telekom Austria AG (a)	14,000	81,078
		149,673
Belgium - 2.7%
Ackermans & van Haaren N.V.	400	50,747
Bekaert S.A.	1,000	25,173
bpost S.A.	10,000	53,589
Econocom Group S.A./N.V.	28,000	69,418
Etablissements Franz Colruyt N.V.	1,500	32,968
Proximus S.A.	3,000	31,100
Telenet Group Holding N.V.	2,600	35,741
Van de Velde N.V.	2,500	80,139
		378,875
Canada - 10.2%
Alimentation Couche-Tard, Inc.	1,800	72,474
B2Gold Corporation	10,000	32,147
BRP, Inc.	500	30,804
Canada Goose Holdings, Inc. (a)	1,800	27,394
Canadian Western Bank	4,000	65,134
Celestica, Inc. (a)	7,000	58,994
CI Financial Corporation	7,100	68,062
Dollarama, Inc.	1,700	97,606
Eldorado Gold Corporation (a)	4,000	24,182

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 85.5% (continued)	Shares	Value
Canada - 10.2% (continued)
Great-West Lifeco, Inc.	4,300	$92,839
iA Financial Corporation, Inc.	2,000	101,639
IGM Financial, Inc.	3,500	87,224
Kinross Gold Corporation	4,000	15,060
Manulife Financial Corporation	5,500	86,333
North West Company, Inc. (The)	2,500	57,904
Open Text Corporation	1,800	47,582
Parex Resources, Inc.	3,200	46,732
Power Corporation of Canada	4,000	90,156
Royal Bank of Canada	700	63,033
Spin Master Corporation	3,000	90,294
Sun Life Financial, Inc.	1,500	59,656
Tourmaline Oil Corporation	1,000	51,978
Transcontinental, Inc. - Class A	3,000	34,949
		1,402,176
Denmark - 1.0%
D/S Norden A/S	1,500	63,276
Demant A/S (a)	2,800	69,216
		132,492
France - 8.0%
ALD S.A.	9,500	87,557
AXA S.A.	3,500	76,404
Carrefour S.A.	4,700	65,176
Eurofins Scientific SE	600	35,614
Eutelsat Communications S.A.	8,000	61,785
Ipsen S.A.	500	46,269
IPSOS	1,300	58,088
Manitou BF S.A.	2,000	32,141
Mercialys S.A.	10,600	80,082
Metropole Television S.A.	6,500	78,462
Orange S.A.	9,800	88,624
Publicis Groupe S.A. (a)	1,500	71,064
Sanofi	1,000	76,136
Société BIC S.A.	1,200	76,106
Television Francaise 1 S.A.	10,000	57,120
Vilmorin & Cie S.A.	1,800	70,457

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 85.5% (continued)	Shares	Value
France - 8.0% (continued)
Vivendi SE	5,000	$38,777
		1,099,862
Germany - 8.6%
BASF SE	2,000	76,746
Bayerische Motoren Werke AG	1,400	94,875
CropEnergies AG	7,500	89,957
Daimler Truck Holding AG (a)	3,300	74,594
Deutsche Post AG	1,500	45,203
Deutsche Telekom AG	4,000	68,077
Draegerwerk AG & Company KGaA	1,600	66,907
E.ON SE	10,000	76,817
Fresenius Medical Care AG & Company KGaA	2,000	56,338
Fresenius SE & Company KGaA	3,000	63,937
Hornbach Holding AG & Company KGaA	500	31,355
Mercedes-Benz Group AG	2,000	101,120
ProSiebenSat.1 Media SE	7,500	53,130
SAP SE	1,100	89,632
Siemens Healthineers AG	1,000	42,889
Talanx AG	2,100	74,352
Volkswagon AG	500	81,473
		1,187,402
Israel - 0.7%
Plus500 Ltd.	5,000	91,488

Italy - 2.3%
A2A S.p.A.	67,000	65,078
ACEA S.p.A.	750	8,142
Azimut Holdings S.p.A.	3,000	42,784
Hera S.p.A.	18,000	38,242
Leonardo S.p.A.	8,500	60,175
Moncler S.p.A.	1,000	40,819
RAI Way S.p.A.	13,000	59,327
		314,567
Japan - 20.3%
Asahi Company Ltd.	7,000	63,307
Belluna Company Ltd.	11,500	55,508
Canon, Inc.	3,000	65,528
Daito Trust Construction Company Ltd.	500	46,771
Daiwabo Holdings Company Ltd.	3,000	38,681

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 85.5% (continued)	Shares	Value
Japan - 20.3% (continued)
Enigmo, Inc.	10,500	$36,120
eRex Company Ltd.	5,500	105,349
Feed One Company Ltd.	3,000	13,802
Hokkaido Electric Power Company, Inc.	20,000	62,680
Hokuetsu Corporation	20,000	104,193
Honda Motor Company Ltd.	4,000	86,823
IBJ, Inc.	9,000	54,915
Japan Post Insurance Company Ltd.	2,000	28,012
Kaga Electronics Company Ltd.	4,000	111,725
Kohnan Shoji Company Ltd.	3,000	70,119
Komeri Company Ltd.	4,500	85,912
Konica Minolta, Inc.	10,000	30,825
KYB Corporation	1,800	38,557
Mitsubishi Corp.	2,500	68,376
Mitsui-Soko Holdings Company Ltd.	2,000	42,433
Mizuho Leasing Company Ltd.	1,800	38,763
NGK Insulators Ltd.	5,500	68,457
NGK Spark Plug Company Ltd.	4,000	70,942
Nintendo Company Ltd.	3,050	123,020
Nissha Company Ltd.	4,500	53,047
Nisso Corporation	6,000	22,990
Panasonic Holdings Corporation	9,000	63,198
Pharma Foods International Company Ltd.	2,000	16,996
Pressance Corporation	6,000	60,481
RAIZNEXT Corporation	5,000	40,637
Rakuten Group, Inc.	5,000	21,397
Rengo Company Ltd.	6,500	37,849
RS Technologies Company Ltd.	500	21,974
Shimamura Company Ltd.	400	33,851
Sugi Holdings Company Ltd.	1,000	40,158
Sumitomo Chemical Company Ltd.	13,500	46,435
Sumitomo Rubber Industries Ltd.	4,000	31,848
Sundrug Company Ltd.	4,000	97,333
T&D Holdings, Inc.	4,000	38,020
Takasago International Corporation	4,000	73,425
Takeda Pharmaceutical Company Ltd.	2,500	64,920
TerraSky Company Ltd. (a)	1,800	23,395
Tomoku Company Ltd.	3,000	29,501
Toppan, Inc.	3,000	44,688
Towa Pharmaceutical Company Ltd.	5,500	80,837

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 85.5% (continued)	Shares	Value
Japan - 20.3% (continued)
Toyo Construction Company Ltd.	5,000	$29,537
Toyota Motor Corporation	5,000	65,352
Transcosmos, Inc.	2,000	51,936
Wacom Company Ltd.	24,000	117,524
World Holdings Company Ltd.	2,500	45,551
Z Holdings Corporation	16,000	42,411
		2,806,109
Luxembourg - 1.4%
Aperam S.A.	1,500	35,392
RTL Group S.A.	2,450	77,511
SES S.A.	12,000	65,717
Solutions 30 SE (a)	8,000	16,336
		194,956
Netherlands - 1.7%
ASR Nederland N.V.	1,300	49,969
Koninklijke Ahold Delhaize N.V.	3,300	84,044
NN Group N.V.	2,000	77,777
PostNL N.V.	15,000	25,090
		236,880
New Zealand - 0.2%
KMD Brands Ltd.	40,000	23,441

Norway - 1.3%
Europris ASA	16,000	80,027
Nordic Semiconductor ASA (a)	3,000	39,628
Yara International ASA	1,800	63,176
		182,831
Portugal - 2.1%
Navigator Company S.A. (The)	20,000	68,135
NOS SGPS S.A.	17,500	57,278
Semapa-Sociedade de Investimento e Gestao	7,600	91,087
Sonae SGPS S.A.	95,000	76,612
		293,112
Spain - 4.9%
ACS Actividades de Construccion y Servicios S.A.	3,000	67,398
Atresmedia Corporacion de Medios de Comunicacion S.A.	23,000	59,092
Enagas S.A.	1,000	15,477
Faes Farma S.A.	25,000	90,552

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 85.5% (continued)	Shares	Value
Spain - 4.9% (continued)
Indra Sistemas S.A.	9,000	$68,522
Laboratorios Farmaceuticos Rovi S.A.	900	38,673
Mapfre S.A.	42,000	65,037
Mediaset Espana Comunicacion S.A. (a)	24,000	55,047
Neinor Homes S.A. (a)	8,000	72,684
Pharma Mar S.A.	1,000	52,952
Prosegur Cia de Seguridad S.A.	25,000	37,882
Telefonica S.A.	15,000	49,582
		672,898
Sweden - 3.2%
Clas Ohlson AB - B Shares	10,000	59,832
Concentric AB	4,500	72,322
H&M AB - B Shares	6,000	55,463
Hexpol AB	10,000	82,008
MEKD AB	9,500	78,173
Swedish Orphan Biovitrum AB (a)	4,800	92,757
		440,555
Switzerland - 2.7%
Logitech International S.A.	500	22,859
Novartis AG	1,400	106,733
Roche Holdings AG	450	146,491
Swisscom AG	125	58,531
UBS Group AG	3,000	43,524
		378,138
United Kingdom - 7.5%
Airtel Africa plc	30,000	43,035
B & M European Value Retail S.A.	17,500	59,530
BAE Systems plc	5,000	43,938
BT Group plc	30,000	40,335
Centamin plc	30,000	30,100
Domino's Pizza Group plc	20,000	49,716
FDM Group Holdings plc	1,500	10,425
GSK plc	7,000	101,113
Haleon plc (a)	7,000	21,829
Halfords Group plc	25,000	36,795
Hikma Pharmaceuticals plc	2,000	30,150
IG Group Holdings plc	11,000	93,236
Jupiter Fund Management plc	8,000	8,206
Luceco plc	15,000	13,811
Rio Tinto plc	1,200	64,936
Royal Mail plc	16,000	32,573

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 85.5% (continued)	Shares	Value
United Kingdom - 7.5% (continued)
Serco Group plc	32,000	$55,512
Softcat plc	5,000	65,692
SThree plc	5,000	19,141
Tesco plc	25,000	57,385
Unilever plc	2,500	109,865
Watches of Switzerland Group plc (a)	2,500	18,480
Watkins Jones plc	20,000	33,769
		1,039,572

Total Common Stocks (Cost $15,908,536)		$11,794,678

PUT OPTION CONTRACTS - 1.3%	Contracts	Notional Amount	Value
S&P 500® Index Option, 10/21/2022 at $3,700 (Cost $141,656)	12	$4,302,744	$185,040

Total Investments at Value - 86.8% (Cost $16,050,192)			$11,979,718

MONEY MARKET FUNDS - 7.2%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 2.85% (b) (Cost $988,992)	988,992	$988,992

Total Investments and Money Market Funds at Value - 94.0% (Cost $17,039,184)		$12,968,710

Other Assets in Excess of Liabilities - 6.0%		827,023

Net Assets - 100.0%		$13,795,733

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2022.

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2022 (Unaudited)

Common Stocks by Sector/Industry	% of Net Assets
Communications - 10.0%
Advertising & Marketing	0.9%
Cable & Satellite	1.1%
Diversified Telecommunication Services	0.5%
Entertainment Content	0.7%
Internet Media & Services	0.7%
Publishing & Broadcasting	2.8%
Telecommunications	3.3%
Consumer Discretionary - 15.6%
Apparel & Textile Products	0.9%
Automotive	4.9%
Home & Office Products	0.6%
Home Construction	0.4%
Leisure Facilities & Services	0.5%
Leisure Products	0.9%
Retail - Discretionary	5.7%
Wholesale - Discretionary	1.7%
Consumer Staples - 8.0%
Food	0.1%
Household Products	0.8%
Retail - Consumer Staples	6.6%
Wholesale - Consumer Staples	0.5%
Energy - 1.7%
Oil & Gas Producers	1.0%
Renewable Energy	0.7%
Financials - 10.7%
Asset Management	1.8%
Banking	0.9%
Institutional Financial Services	0.7%
Insurance	6.1%
Specialty Finance	1.2%
Health Care - 10.0%
Biotech & Pharma	7.5%
Health Care Facilities & Services	1.5%
Medical Equipment & Devices	1.0%

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

Common Stocks by Sector/Industry (continued)	% of Net Assets
Industrials - 9.6%
Aerospace & Defense	0.7%
Air Freight & Logistics	0.2%
Commercial Support Services	2.6%
Electrical Equipment	0.1%
Engineering & Construction	1.9%
Industrial Intermediate Products	0.8%
Machinery	0.8%
Transportation & Logistics	2.0%
Transportation Equipment	0.5%
Materials - 7.0%
Chemicals	2.4%
Containers & Packaging	0.5%
Forestry, Paper & Wood Products	1.9%
Metals & Mining	1.9%
Steel	0.3%
Real Estate - 1.7%
Real Estate Owners & Developers	0.8%
Real Estate Services	0.3%
REITs	0.6%
Technology - 8.5%
Semiconductors	0.3%
Software	1.5%
Technology Hardware	4.7%
Technology Services	2.0%
Utilities - 2.7%
Electric Utilities	2.6%
Gas & Water Utilities	0.1%
85.5%

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF FUTURES CONTRACTS SOLD SHORT

September 30, 2022 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Amount	Value/Unrealized Appreciation *
FUTURES
Mini MSCI EAFE Index Future	85	12/16/2022	$7,061,290	$618,805

*	Includes cumulative appreciation (depreciation) of futures contracts from the date that contracts were opened through September 30, 2022.

The average monthly notional value of futures contracts sold short during the three months ended September 30, 2022 was $1,926,398.